Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Central Index Key	0001120924
Amendment Flag	false
Document Creation Date	Feb 27, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
T. Rowe Price U.S. Bond Enhanced Index Fund SUMMARY
Investment Objective
The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		0.50%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Management fees	0.30%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.30%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.	31	97	169	381

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 131.7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund's overall investment strategy is to match or incrementally exceed the performance of the U.S. investment-grade bond market. To achieve this goal, the fund seeks to provide total returns (after all of the fund's expenses have been deducted) that match or incrementally exceed the total returns of its benchmark index, the Barclays U.S. Aggregate Bond Index. Substantially all fund assets will be invested in a range of bonds specifically represented in the Barclays U.S. Aggregate Bond Index. The Barclays U.S. Aggregate Bond Index includes approximately 8,000 investment-grade, fixed income securities with intermediate- to long-term maturities. For the last five years ended December 31, 2012, the weighted average maturity of the index ranged from 5.49 years to 7.54 years, although this range will vary with market conditions.

While the fund's portfolio is structured to have similar overall characteristics to the fund's benchmark index, the portfolio manager may adjust certain holdings in relation to their weighting in the index and use other investment strategies in an attempt to generate a modest amount of outperformance over the index. The portfolio manager evaluates specific traits and sectors within the fund's benchmark index and, within each broad segment of the index (such as corporate bonds, U.S. government securities, and asset- and mortgage-backed securities), selects a set of U.S. dollar-denominated bonds that represents key benchmark traits. The most important of these traits are interest rate sensitivity, credit quality, and sector diversification, although other characteristics may be considered. Based on the portfolio manager's views as to the relative value or attractiveness of a specific trait or sector, the fund places a slightly greater or lesser emphasis on certain index characteristics than their representation in the index. This could result in the fund being marginally underweight or overweight in certain sectors versus the benchmark index, or having a duration or interest rate exposure that differs slightly from those of the index.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are held in its benchmark index. The fund's holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The fund's exposure to interest rate risk could be greater than its benchmark index to the extent the fund maintains a higher duration than the index.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile. The fund's exposure to prepayment and extension risk could be greater than its benchmark index to the extent the fund overweights certain mortgage-backed, asset-backed, or callable debt securities relative to their allocations in the index.

Tracking error Index funds are generally subject to the risk that their returns will be slightly below the returns of the index they are designed to track (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. The fund may experience tracking error due to changes in the composition of the index or the timing of purchases and redemptions of fund shares, or because it does not attempt to fully replicate its benchmark index. In addition, the fund's attempts to achieve incremental returns above the index could result in a greater chance of tracking error when compared with a fund that strictly follows a passive indexing strategy.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
U.S. Bond Enhanced Index Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	12/31/08	4.57%
Worst Quarter	6/30/04	-2.54%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.	4.41%	6.04%	5.09%
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. Returns after taxes on distributions	3.06%	4.57%	3.73%
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. Returns after taxes on distributions and sale of fund shares	3.10%	4.33%	3.63%
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price U.S. Bond Enhanced Index Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 131.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund's overall investment strategy is to match or incrementally exceed the performance of the U.S. investment-grade bond market. To achieve this goal, the fund seeks to provide total returns (after all of the fund's expenses have been deducted) that match or incrementally exceed the total returns of its benchmark index, the Barclays U.S. Aggregate Bond Index. Substantially all fund assets will be invested in a range of bonds specifically represented in the Barclays U.S. Aggregate Bond Index. The Barclays U.S. Aggregate Bond Index includes approximately 8,000 investment-grade, fixed income securities with intermediate- to long-term maturities. For the last five years ended December 31, 2012, the weighted average maturity of the index ranged from 5.49 years to 7.54 years, although this range will vary with market conditions.

While the fund's portfolio is structured to have similar overall characteristics to the fund's benchmark index, the portfolio manager may adjust certain holdings in relation to their weighting in the index and use other investment strategies in an attempt to generate a modest amount of outperformance over the index. The portfolio manager evaluates specific traits and sectors within the fund's benchmark index and, within each broad segment of the index (such as corporate bonds, U.S. government securities, and asset- and mortgage-backed securities), selects a set of U.S. dollar-denominated bonds that represents key benchmark traits. The most important of these traits are interest rate sensitivity, credit quality, and sector diversification, although other characteristics may be considered. Based on the portfolio manager's views as to the relative value or attractiveness of a specific trait or sector, the fund places a slightly greater or lesser emphasis on certain index characteristics than their representation in the index. This could result in the fund being marginally underweight or overweight in certain sectors versus the benchmark index, or having a duration or interest rate exposure that differs slightly from those of the index.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are held in its benchmark index. The fund's holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

		The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The fund's exposure to interest rate risk could be greater than its benchmark index to the extent the fund maintains a higher duration than the index.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile. The fund's exposure to prepayment and extension risk could be greater than its benchmark index to the extent the fund overweights certain mortgage-backed, asset-backed, or callable debt securities relative to their allocations in the index.

Tracking error Index funds are generally subject to the risk that their returns will be slightly below the returns of the index they are designed to track (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. The fund may experience tracking error due to changes in the composition of the index or the timing of purchases and redemptions of fund shares, or because it does not attempt to fully replicate its benchmark index. In addition, the fund's attempts to achieve incremental returns above the index could result in a greater chance of tracking error when compared with a fund that strictly follows a passive indexing strategy.

		Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Bond Enhanced Index Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	12/31/08	4.57%
Worst Quarter	6/30/04	-2.54%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. | T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	0.50%
Maximum account fee	rr_MaximumAccountFee	20 [1]
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	31
3 years	rr_ExpenseExampleYear03	97
5 years	rr_ExpenseExampleYear05	169
10 years	rr_ExpenseExampleYear10	381
2003	rr_AnnualReturn2003	4.14%
2004	rr_AnnualReturn2004	3.86%
2005	rr_AnnualReturn2005	2.19%
2006	rr_AnnualReturn2006	3.87%
2007	rr_AnnualReturn2007	6.77%
2008	rr_AnnualReturn2008	5.44%
2009	rr_AnnualReturn2009	6.63%
2010	rr_AnnualReturn2010	6.35%
2011	rr_AnnualReturn2011	7.42%
2012	rr_AnnualReturn2012	4.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.54%)
1 Year	rr_AverageAnnualReturnYear01	4.41%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	5.09%
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. | Returns after taxes on distributions | T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	3.73%
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. | Returns after taxes on distributions and sale of fund shares | T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	3.63%
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 27, 2013